Rate Matters West Companies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) MW	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Public Utilities, General Disclosures [Line Items]
Other Asset Impairment Charges	$ 48.8	$ 11.6	$ 0.0
Total Property, Plant and Equipment, Net	73,339.1	68,304.1
Noncurrent Regulatory Assets	4,762.0	4,618.8
AEP Texas Inc. [Member]
Public Utilities, General Disclosures [Line Items]
Total Property, Plant and Equipment, Net	11,681.6	10,635.4
Noncurrent Regulatory Assets	298.3	275.2
Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Total Property, Plant and Equipment, Net	5,626.5	4,802.8
Noncurrent Regulatory Assets	653.7	1,037.4
Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Other Asset Impairment Charges	0.0	11.6	0.0
Provision for Refund	(5.6)	(0.4)	$ (2.0)
Total Property, Plant and Equipment, Net	8,262.2	7,400.1
Noncurrent Regulatory Assets	1,042.4	$ 1,005.3
AEP Texas Interim Transmission and Distribution Rates [Member] | AEP Texas Inc. [Member]
Public Utilities, General Disclosures [Line Items]
AEP Texas Cumulative Revenues Subject to Review	614.0
ETT Interim Transmission Rates [Member]
Public Utilities, General Disclosures [Line Items]
Approved Annual Revenue Decrease	$ 14.0
Parent Ownership Interest In ETT	50.00%
AEP Share Of ETT Cumulative Revenues Subject To Review	$ 1,500.0
Approved interim transmission cost of service line item decrease	2.0
2012 Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
2013 Reversal Of Previously Recorded Regulatory Disallowances	114.0
Estimated Reduced Annual Revenues	$ 15.0
2016 Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Return on Equity	10.00%
Approved Return on Common Equity	9.60%
Requested Net Increase in Texas Annual Revenues	$ 69.0
Approved Net Increase in Texas Annual Revenues	50.0
Approved Additional Vegetation Management Expenses	2.0
Impairment Charge Total	19.0
Impairment Charge Welsh Plant, Unit 2	7.0
Impairment Charge Disallowed Plant Investments	12.0
Additional Revenues Recognized to be Surcharged to Customers	32.0
Additional Recognized Expenses Consisting Primarily of Depreciation and Vegetation Management	7.0
2020 Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase	$ 105.0
Approved Return on Common Equity	9.25%
Impairment Charge Total	$ 12.0
Requested Return on Equity	10.35%
Requested Net Annual Increase	$ 90.0
Revised Requested Annual Increase	100.0
Revised Requested Net Annual Increase	85.0
Approved Annual Revenue Increase	39.0
Amount of Approved Increase Related to Vegetation Management	5.0
Amount of Approved Increase Related to Storm Catastrophe Reserve	2.0
2020 Louisiana Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase	$ 134.0
Approved Return on Common Equity	9.50%
Requested Return on Equity	10.35%
Revised Requested Annual Increase	$ 95.0
Approved Annual Revenue Increase	27.0
Authorized Annual Base Rate Increase	21.0
Approved Rider to Recover Dolet Hils and Pirkey Costs	14.0
Reduction in Fuel Costs	8.0
2021 Arkansas Rate Case | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase	$ 85.0
Public Utilities, Approved Equity Capital Structure, Percentage	45.00%
Staff Recommended Annual Rate Increase	$ 49.0
Requested Return on Equity	10.35%
Amount of Increase Related to Annual Depreciation Expense	$ 14.0
Amount of Increase Related to SPP Expenses	6.0
Revised Requested Annual Increase	$ 81.0
Staff Recommended Return on Common Equity	9.50%
Amount of Increase Related to North Central Wind Facilities	$ 41.0
Requested Debt Capital Structure	48.70%
Requested Equity Capital Structure	51.30%
Public Utilities, Approved Debt Capital Structure, Percentage	55.00%
February 2021 Severe Storm Fuel Costs | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Interim WACC	0.75%
Approved Carrying Charge	0.75%
Proceeds For Securitzation Bonds	$ 687.0
February 2021 Severe Storm Fuel Costs | Southwestern Electric Power Co [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets	$ 329.0
February 2021 Severe Storm Fuel Costs | Southwestern Electric Power Co [Member] | Louisiana Jurisdiction [Member]
Public Utilities, General Disclosures [Line Items]
Interim WACC	3.25%
February 2021 Severe Storm Fuel Costs | Southwestern Electric Power Co [Member] | Louisiana Jurisdiction [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets	$ 122.0
February 2021 Severe Storm Fuel Costs | Southwestern Electric Power Co [Member] | Arkansas
Public Utilities, General Disclosures [Line Items]
Requested Weighted Average Cost of Capital	6.05%
February 2021 Severe Storm Fuel Costs | Southwestern Electric Power Co [Member] | Arkansas | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets	$ 75.0
February 2021 Severe Storm Fuel Costs | Southwestern Electric Power Co [Member] | Texas
Public Utilities, General Disclosures [Line Items]
Requested Weighted Average Cost of Capital	7.18%
Approved Carrying Charge	1.65%
February 2021 Severe Storm Fuel Costs | Southwestern Electric Power Co [Member] | Texas | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets	$ 132.0
2021 Louisiana Storm Cost Filing | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Deferred Storm Costs	145.0
2022 Oklahoma Base Rate Case [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Amount of Increase Related to Annual Depreciation Expense	$ 47.0
Requested Debt Capital Structure	45.40%
Requested Equity Capital Structure	54.60%
Requested Net Increase in Oklahoma Annual Increase	$ 173.0
Amount of Increase Related to Annual Amortization Expense	$ 16.0
2022 Oklahoma Base Rate Case [Member] | Public Service Co Of Oklahoma [Member] | Rock Falls [Member]
Public Utilities, General Disclosures [Line Items]
WindGenerationMWs | MW	154
2022 Oklahoma Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Return on Equity	10.40%
Minimum [Member] | 2012 Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Estimated Turk AFUDC Disallowance	$ 80.0
Estimated Turk AFUDC Refunds	0.0
Maximum [Member] | 2012 Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Estimated Turk AFUDC Disallowance	90.0
Estimated Turk AFUDC Refunds	$ 185.0